Organization, Principal Activities and Management’s Plans (Tables)	6 Months Ended
Apr. 30, 2025
Organization, Principal Activities and Management’s Plans [Abstract]
Schedule of Shareholding Structure of Decent China Prior to the Reorganization

The table below demonstrates details about the shareholding structure of Decent China prior to the reorganization:

Name	Shares Owned	Percentage
Dingxin Sun	18,913,796	92.47%
Yantai Xinxing Investment Center (Limited Partnership)	1,519,750	7.43%
Chaofu Chen	20,454	0.10%
TOTAL	2,045,400	100.00%

The shareholding structure of Yantai Xinxing Investment Center (Limited Partnership) as of November 22, 2021 is as follows:

Names	Shares Owned	Percentage
Dingxin Sun	2,010,360	51.31%
Youquan Zhu	1,200,000	30.62%
Dingyan Sun	321,050	8.19%
Haicheng Xu	149,750	3.82%
Shaohui Jia	145,560	3.71%
Lianlian Wang	91,350	2.33%
TOTAL	3,918,070	100.00%

Schedule of Details of the Subsidiary Companies

Upon the reorganization and as at the date of this report, details of the subsidiary companies are as follows:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Decent Hong Kong Holding International Limited (“Decent HK”)	February 24, 2022	Hong Kong	100% directly owned by Decent Cayman	Investment Holding
Shandong Naxin Ecological Environment Engineering Co., Limited (“WFOE”)	September 30, 2022	PRC	100% directly owned by Decent HK	Investment Holding
Shandong Dingxin Ecology Environmental Co., Limited (“Decent China”)	September 5, 2011	PRC	100% owned by WFOE	Wastewater treatment, river water quality management, and microbial product sales